Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 HKD ($)	Nov. 27, 2015 CNY (¥)
Disclosure of summary of significant accounting policies [line items]
Percentage of employer contributions per Hong Kong Mandatory Provident Fund ("MPF")	5.00%
Percentage of employees contributions per Hong Kong Mandatory Provident Fund ("MPF")	5.00%
Mandatory Provident Fund ("MPF") contributions cap of monthly relevant income | $	$ 30,000
Top of range [member] | Foreign countries [member]
Disclosure of summary of significant accounting policies [line items]
Foreign assets percentage	5.00%
Foreign operating revenue percentage	5.00%
Target Assets and Businesses [member]
Disclosure of summary of significant accounting policies [line items]
Consideration for the acquisition agreement | ¥		¥ 31,967,000,000